Rule 497 (d)
                                                      Registration No. 333-69255



                 SUPPLEMENT TO PROSPECTUS, dated April 27, 2001

                       EQUITY SECURITIES TRUST, SERIES 22
                           HIGH YIELD SYMPHONY SERIES



                  Public Offering - Volume and Other Discounts

             Effective August 15, 2001, Unitholders who have redeemed units of a Trust, may purchase Units in an amount up to the amount redeemed, of such Trust, within 90 days after such redemption, at no sales charge.